UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20%	Value

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.15%
8,500	Coca-Cola Enterprises, Inc.	$ 204,000

	Cable & Other Pay Television Services - 1.05%
6,600	Comcast Corp. - Class A *	185,592

	Commercial Printing - 1.69%
6,900	RR Donnelley & Sons Co.	300,219

	Construction, Minning & Materials Handling Machinery & Equipment - 1.54%
5,350	Dover Corp.	273,652

	Converted Paper & Paperboard Products - 1.06%
2,800	Kimberly-Clark Corp.	187,292

	Crude Petroleum & Natural Gas - 2.47%
3,400	Anadarko Petroleum Corp.	176,766
1,000	Apache Corp.	81,590
3,100	Occidental Petroleum Corp.	179,428
		437,784

	Electric & Other Services Combined - 1.30%
3,600	Consolidated Edison, Inc.	162,432
1,500	PG&E Corp.	67,950
		230,382

	Electric Services - 1.80%
1,700	American Electric Power	76,568
3,600	Progress Energy, Inc.	164,124
2,275	Southern Co.	78,010
		318,702

	Electronic Computers - 0.98%
6,100	Dell, Inc. *	174,155

	Electronic Connectors - 0.98%
5,800	Molex, Inc.	174,058

	Finance Services - 1.09%
5,900	First Data Corp.	192,753

	Fire, Marine & Casualty Insurance - 2.95%
3,700	American International Group, Inc.	259,111
11,000	Progressive Corp.	263,230
		522,341

	Food and Kindred Products - 1.50%
15,300	Sara Lee Corp.	266,220

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20% - continued	Value

	Heating Equipment, Except Electric & Warm Air - 0.51%
1,100	Fortune Brands, Inc.	$ 90,607

	Insurance Agents, Brokers & Services - 1.57%
9,000	Marsh & McLennan Companies, Inc.	277,920

	Lumber & Wood Products - 0.50%
1,125	Weyerhaeuser Co.	88,796

	Malt Beverages - 1.03%
3,500	Anheuser-Busch Companies, Inc.	182,560

	Millwood, Veneer, Plywood, & Structural Wood Members - 1.01%
6,300	Masco Corp.	179,361

	Miscellaneous Fabricated Metal Products - 0.99%
1,800	Parker-Hannifin Corp.	176,238

	Miscellaneous Industrial & Commercical Machinery & Equipment - 0.52%
1,000	Eaton Corp.	93,000

	National Commercial Banks - 13.18%
7,600	Bank of America Corp.	371,564
4,000	BB&T Corp.	162,720
7,500	Citigroup, Inc.	384,675
5,800	Comerica, Inc.	344,926
3,600	Marshall & Ilsley Corp.	171,468
4,100	National City Corp.	136,612
2,300	PNC Financial Services Group, Inc.	164,634
1,800	SunTrust Banks, Inc.	154,332
5,300	Synovus Financial Corp.	162,710
2,600	Wachovia Corp.	133,250
4,300	Wells Fargo & Co.	151,231
		2,338,122

	Newpapers: Publishing or Publishing & Printing - 0.87%
2,800	Gannett Co., Inc.	153,860

	Operative Builders - 0.66%
5,900	DR Horton, Inc.	117,587

	Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.20%
2,800	PPG Industries, Inc.	213,108

	Petroleum Refining - 11.12%
3,900	BP plc (a)	281,346
5,700	Chevron Corp.	480,168
4,700	ConocoPhillips	368,950
6,700	Exxon Mobil Corp.	561,996
3,100	Murphy Oil Corp.	184,264
1,300	Valero Energy Corp.	96,018
		1,972,742

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20% - continued	Value

	Pharmaceutical Preparations - 7.75%
3,300	Abbott Laboratories	$ 176,715
2,650	Johnson & Johnson	163,293
6,400	Eli Lilly & Co.	357,632
5,100	Merck & Co., Inc.	253,980
16,500	Pfizer, Inc.	421,905
		1,373,525

	Platic Material, Synthetic Resigns & Nonvulcan Elastomers - 1.05%
4,200	The Dow Chemical Co.	185,724

	Printed Circuit Boards - 1.24%
6,000	Jabil Circuit, Inc.	132,420
1,600	Rohm & Haas, Co.	87,488
		219,908

	Radio & TV Broadcasting & Communication Equipment - 2.70%
3,000	L-3 Communications Holdings, Inc.	292,170
4,300	QUALCOMM, Inc.	186,577
		478,747

	Radiotelephone Communications - 1.07%
2,800	Alltel Corp.	189,140

	Retail - Eating Places - 0.54%
1,875	McDonald's Corp.	95,175

	Retail - Family Clothing Stores - 1.93%
9,600	The Gap, Inc.	183,360
5,800	TJX Companies, Inc.	159,500
		342,860

	Retail - Lumber & Other Material Dealers - 0.95%
4,300	Home Depot, Inc.	169,205

	Retail - Radio, TV & Consumer Electronics Stores - 0.92%
3,500	Best Buy Co., Inc.	163,345

	Rolling, Drawing & Extruding of Nonferrous Metals - 0.27%
1,200	Alcoa, Inc.	48,636

	Savings Institution, Federally Chartered - 0.79%
3,300	Washington Mutual, Inc.	140,712

	Semiconductors & Related Devices - 3.98%
8,500	Altera Corp.	188,105
8,000	Intel Corp.	190,080
4,700	Linear Technology Corp.	170,046
4,700	Maxim Integrated Products, Inc.	157,027
		705,258

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20% - continued	Value

	Services - Computer Intergrated Systems Design - 0.93%
2,800	Computer Sciences Corp. *	$ 165,620

	Services - Prepackaged Software - 1.11%
9,700	Symantec Corp. *	195,940

	Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetices - 0.97%
2,800	Procter & Gamble Co.	171,332

	Specialty Cleaning, Polishing and Sanitation Preparations - 0.47%
1,350	Clorox Co.	83,835

	State Commercial Banks - 7.82%
4,300	The Bank of New York Mellon Corp.	178,192
5,700	Capital One Financial Corp.	447,108
4,300	Fifth Third Bancorp	171,011
1,400	M&T Bank Corp.	149,660
4,200	Northern Trust Corp.	269,808
2,500	State Street Corp.	171,000
		1,386,779

	Sugar & Confectionary Products - 0.97%
3,400	The Hershey Co.	172,108

	Surgical & Medical Instruments & Apparatus - 1.13%
2,300	3M Co.	199,617

	Telephone Communications (No Radiotelephone) - 4.09%
4,200	AT&T, Inc.	174,300
3,900	Centurytel, Inc.	191,295
12,000	Citizens Communications Co.	183,240
4,300	Verizon Communications, Inc.	177,031
		725,866

	Trucking & Courier Services (No Air) - 0.97%
2,350	United Parcel Service, Inc. - Class B	171,550

	Wholesale - Drugs, Proprietaries & Druggist' Sundries - 0.83%
1,300	Amerisourcebergen Corp.	64,311
1,400	McKesson Corp.	83,496
		147,807

	TOTAL COMMON STOCKS (Cost $16,005,480)	16,883,740

	MONEY MARKET SECURITIES - 4.85%
9,714	AIM STIT-LIQUID Assets Portfolio, 5.26%	9,714
850,200	AIM STIT-STIC Prime Portfolio - Class I, 5.27%	850,200

	TOTAL MONEY MARKET SECURITIES (Cost $859,914)	859,914

	TOTAL INVESTMENTS (Cost $16,865,394) - 100.05%	$17,743,654

	Liabilities in excess of other assets - (0.05)%	(8,400)

	TOTAL NET ASSETS - 100.00%	$17,735,254

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

Tax Related
Unrealized appreciation		$ 1,160,568
Unrealized depreciation		(282,308)
Net unrealized depreciation		$ 878,260

Aggregate cost of securities for income tax purposes		$16,865,394

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 96.71%	Value

	Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.53%
2,500	Carbo Ceramics, Inc.	$ 109,525

	Air Transportation - 0.89%
28,000	Mesa Air Group, Inc. *	185,080

	Ball & Roller Bearings - 0.97%
17,000	NN, Inc.	200,600

	Biological Products - 1.07%
3,000	Invitrogen Corp. *	221,250

	Books, Publishing or Publishing & Printing - 1.21%
7,000	Scholastic Corp.	251,580

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.18%
10,000	PepsiAmericas, Inc.	245,600

	Broadwoven Fabric Mills - 0.98%
5,000	Albany International Corp. - Class A	202,200

	Canned, Fruits, Vegtables, Preserves, Jams & Jellies - 1.07%
3,500	The J.M. Smucker Co.	222,810

	Communications Equipment - 1.07%
10,000	Lo-Jack Corp. *	222,900

	Computer Communications Equipment - 1.70%
8,500	Black Box Corp.	351,730

	Crude Petroleum & Natural Gas - 2.05%
4,600	Newfield Exploration Co. *	209,530
6,300	Stone Energy Corp. *	215,838
		425,368

	Dental Equipment & Supplies - 0.99%
7,000	Young Innovations, Inc.	204,260

	Electric & Other Services Combined - 0.92%
5,000	Scana Corp.	191,450

	Electric Lighting & Wiring Equipment - 1.12%
4,300	Hubbell, Inc. - Class B	233,146

	Electric Services - 2.63%
3,000	Black Hills Corp.	119,250
8,500	Energy East Corp.	221,765
7,000	Great Plains Energy, Inc.	203,840
		544,855

	Electronic Components & Accessories - 3.56%
11,000	Hutchinson Technology, Inc. *	206,910
26,000	KEMET Corp. *	183,300
22,000	Vishay Intertechnology, Inc. *	348,040
		738,250

	Engines & Turbines - 3.27%
7,000	Briggs & Stratton Corp.	220,920
14,000	Brunswick Corp.	456,820
		677,740

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 96.71% - continued	Value

	Fire, Marine & Casualty Insurance - 3.22%
10,000	Horace Mann Educators Corp.	$ 212,400
4,000	Mercury General Corp.	220,440
3,300	Transatlantic Holdings, Inc.	234,729
		667,569

	Footwear - 1.07%
9,000	Kenneth Cole Productions, Inc. - Class A	222,300

	Household Furniture - 1.30%
19,000	Furniture Brands International, Inc.	269,800

	Industrial Inorganic Chemicals - 1.14%
13,000	Georgia Gulf Corp.	235,430

	Insurance Agents, Brokers, and Service - 0.99%
3,800	Erie Indemnity Co. - Class A	205,352

	Life Insurance - 0.97%
4,200	Protective Life Corp.	200,802

	Metal Doors, Sash, Frames, Moldings & Trim - 0.95%
9,000	Griffon Corp. *	196,020

	Miscellaneous Business Credit - 1.08%
7,500	Financial Federal Corp.	223,650

	Miscellaneous Chemical Products - 1.27%
8,000	WD-40 Co.	262,960

	Miscellaneous Electrical Machinery, Equipment & Supplies - 0.54%
4,000	Excel Technology, Inc. *	111,760

	Miscellaneous Fabricated Metal Products - 1.21%
5,500	Crane Co.	249,975

	Miscellaneous Plastic Products - 1.02%
8,000	Spartech Corp.	212,400

	Motor Vehicle Parts & Accessories - 2.01%
5,000	ArvinMeritor, Inc.	111,000
4,000	Modine Manufacturing Co.	90,400
15,000	Monaco Coach Corp.	215,250
		416,650

	National Commercial Banks - 8.99%
15,500	Citizens Republic Bancorp, Inc.	283,650
15,500	Corus Bankshares, Inc.	267,530
6,500	Farmers Capital Bank Corp.	188,045
10,000	FirstMerit Corp.	209,300
13,000	Fulton Financial Corp.	187,460
11,000	Old National Bancorp	182,710
3,800	Park National Corp.	322,202
8,000	TCF Financial Corp.	222,400
		1,863,297

	Natural Gas Distribution - 1.50%
6,500	The Laclede Group, Inc.	207,220
3,200	WGL Holdings, Inc.	104,448
		311,668

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 96.71% - continued	Value

	Nonferrous Foundries - 1.05%
5,000	Matthews International Corp. - Class A	$ 218,050

	Oil & Gas Field Machinery & Equipment - 0.93%
25,000	Newpark Resources, Inc. *	193,750

	Operative Builders - 0.47%
2,000	MDC Holdings, Inc.	96,720

	Perfumes, Cosmetics & Other Toilet Preparations - 0.59%
5,000	Elizabeth Arden, Inc. *	121,300

	Pharmaceutical Preparations - 1.80%
11,500	Watson Pharmaceuticals, Inc. *	374,095

	Printed Circuit Boards - 2.54%
15,000	Benchmark Electronics, Inc. *	339,300
8,500	Jabil Circuit, Inc.	187,595
		526,895

	Radio Broadcasting Stations - 0.89%
20,000	Emmis Communications Corp. - Class A *	184,200

	Retail - Drug Stores and Proprietary Stores - 1.53%
8,800	Omnicare, Inc.	317,328

	Retail - Variety Stores - 1.29%
8,000	Fred's, Inc.	107,040
13,000	Tuesday Morning Corp.	160,680
		267,720

	Rolling, Drawing & Extruding of Nonferrous Metals - 3.14%
11,000	Mueller Industries, Inc.	378,840
13,000	Olin Corp.	273,000
		651,840

	Retail - Women's Clothing Stores - 0.77%
12,000	Cache, Inc. *	159,240

	Savings Institution, Federally Chartered - 0.49%
6,000	New York Community Bancorp, Inc.	102,120

	Search, Detection, Navigation, Guidance, Aeronautical Sytems - 1.42%
18,000	Herley Industries, Inc. *	294,660

	Semiconductors & Related Devices - 1.87%
14,000	Photronics, Inc. *	208,320
9,000	Zoran Corp. *	180,360
		388,680

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 96.71% - continued	Value

	Services - Advertising - 0.99%
12,000	Valassis Communications, Inc. *	$ 206,280

	Services - Amusement & Recreation - 2.06%
16,000	Multimedia Games, Inc. *	204,160
31,000	Westwood One, Inc. *	222,890
		427,050

	Services - Business Services - 1.04%
20,000	Star Tek, Inc. *	215,800

	Services - Computer Integrated Systems Design - 1.58%
13,500	Integral Systems, Inc.	328,185

	Services - Computer Programming Services - 0.57%
6,000	JDA Software Group, Inc. *	117,780

	Services - Direct Mail Advertising - 2.40%
34,000	InfoUSA, Inc.	347,480
30,000	Source Interlink Companies, Inc. *	149,400
		496,880

	Services - Hospitals - 0.48%
7,000	Rehabcare Group, Inc. *	99,680

	Services - Industries For The Printing Trade - 1.64%
17,000	Schawk, Inc.	340,340

	Services - Offices & Clinics of Doctors of Medicine - 1.63%
14,000	AmSurg Corp. *	337,960

	Sporting & Athletic Goods - 0.64%
11,000	Nautilus, Inc.	132,440

	State Commercial Bank - 4.86%
38,000	W. Holding Co., Inc.	100,320
24,200	CVB Financial Corp.	269,104
18,000	Popular, Inc.	289,260
8,500	Royal Bancshares of PennsyIvania, Inc. - Class A	167,535
8,000	South Financial Group, Inc.	181,120
		1,007,339

	Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.07%
10,000	Gibraltar Industries, Inc.	221,500

	Surety Insurance - 0.81%
4,200	Triad Guaranty, Inc. *	167,706

	Surgical & Medical Instruments & Apparatus - 1.30%
3,300	Teleflex, Inc.	269,874

	Telephone Communications - 1.18%
2,500	Centurytel, Inc.	122,625
8,000	Citizens Communications Co.	122,160
		244,785

	Title Insurance - 0.51%
1,100	LandAmerica Financial Group, Inc.	106,139

	Trucking - 1.11%
3,000	Arkansas Best Corp.	116,910
7,000	Heartland Express, Inc.	114,100
		231,010

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 96.71% - continued	Value

	Wholesale - Electronic Parts & Equipment - 0.56%
3,000	Arrow Electronics, Inc. *	$ 115,290

	Wholesale - Paper and Paper Products - 1.03%
3,200	United Stationers, Inc. *	213,248

	TOTAL COMMON STOCKS (Cost $20,142,521)	20,053,861

	REAL ESTATE INVESTMENT TRUST - 1.86%
4,500	Colonial Properties Trust	164,025
5,000	Healthcare Realty Trust, Inc.	138,900
8,000	HRPT Properties Trust	83,200

	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $546,759)	386,125

	MONEY MARKET SECURITIES - 1.55%
320,727	AIM STIT-STIC Prime Portfolio - Class I, 5.27%	320,727

	TOTAL MONEY MARKET SECURITIES (Cost $320,727)	320,727

	TOTAL INVESTMENTS (Cost $21,010,007) - 100.12%	$20,760,713

	Liabilities in excess of other assets - (0.12)%	(25,637)

	TOTAL NET ASSETS - 100.00%	$ 20,735,076

* Non-income producing securities.

Tax Related
Unrealized appreciation		$1,122,047
Unrealized depreciation		(1,371,341)
Net unrealized depreciation		$ (249,294)

Aggregate cost of securities for income tax purposes		$21,010,007

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 99.92%	Value

	Argentina - 0.36%
2,938	Pampa Holding SA (b) *	$ 66,575

	Australia - 3.10%
17,815	A.B.C. Learning Centres Ltd.	104,590
57,724	Telestra Corp. Ltd.	224,784
27,452	Telestra Sale Co., Ltd.	72,432
25,411	Transurban Group	172,684
		574,490

	Belgium - 0.70%
956	KBC GROEP NV	129,145

	Brazil - 8.11%
18,715	All America Latina Logistica (ALL)	255,169
2,604	Companhia de Bebidas das Americas (AmBev)	182,280
3,697	Companhia Vale do Rio Doci (CVRD)	139,377
8,173	Diagnosticos da America	181,198
9,692	Gafisa S.A.	151,419
11,500	Natura Cosmeticos SA	166,290
2,532	Petroleo Brasileiros S.A. (a)	270,114
4,100	Porto Seguro SA	157,529
		1,503,376

	Canada - 0.51%
47,021	Oncolytics Biotech, Inc.	95,032

	Chile - 0.75%
8,134	Empresa Nacional de Tele Comunicaciones S.A. (ENTEL)	138,822

	China - 1.05%
192,000	Jiangsu Expressway Company Ltd.	194,016

	Columbia - 0.67%
13,117	Suramericana de Inversiones S.A.	124,605

	Finland - 1.43%
9,431	Nokia Oyj	265,072

	France - 9.80%
14,773	Alcatel-Lucent	207,109
1,319	Alstom	221,294
3,428	Axa	148,204
1,171	L'Oreal SA	138,863
1,294	Societe Generale	232,003
3,493	Thales SA	213,807
4,815	Total SA	391,885
1,949	Veolia Environnement	152,756
2,596	Vivendi	111,883
		1,817,804

	Germany - 11.90%
837	Allianz SE	195,119
8,723	comdirect bank AG	120,524
2,464	Deutsche Boerse AG	276,218
4,475	Deutsche Post AG	144,694
2,457	Deutsche Wohnen AG	127,264
1,945	E.ON AG	324,666
3,069	Fresenius Medical Care AG & Co.	141,056
3,978	Gerry Weber International AG	119,007
980	K + S AG	150,428
4,901	Praktiker Bau-nd Heimwerkermaerkte Holding AG	199,178
1,163	Siemens AG	166,580
8,176	Symrise AG *	242,939
		2,207,673

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 99.92% - continued	Value

	Hong Kong - 2.22%
18,000	Espirit Holdings Ltd.	$ 228,399
474,000	SRE Group Ltd.	183,709
		412,108

	Indonesia - 1.45%
68,500	PT Astra International Tbk	128,129
232,500	PT Bank of Central Asia Tbk	140,246
		268,375

	Italy - 2.65%
35,850	UniCredito Italiano SpA	321,023
49,434	Compagnia Assicuratrice Unipol S.p.A. - Class A	169,754
		490,777

	Japan - 8.65%
3,900	CANON, INC.	228,325
12,000	The Daimaru, Inc.	143,131
42	JAPAN TOBACCO, INC.	206,778
8,000	Mitsubishi Corp.	209,239
25	NTT Data Corp.	118,426
6,300	Toyota Motor Corp.	397,911
2,880	Yamada DENKI CO., Ltd.	300,372
		1,604,182

	Kazakhstan - 0.76%
6,449	Kazkommertsbank (b) *	141,878

	Malaysia - 1.69%
99,200	AMMB Holdings Berhad	124,126
57,300	Bursa Malaysia	189,202
		313,328

	Netherlands - 2.87%
2,551	Koninklijke Numico N.V. (Royal Numico N. V.)	132,753
6,850	Koninklijke (Royal) Philips Electronics N.V.	291,985
5,659	Reed Elsevier NV	108,074
		532,812

	Norway - 2.52%
15,040	Statoil ASA	467,263

	Russia - 0.87%
1,400	Pharmstandard (b) *	23,492
4,867	Sistema JSFC (b)	138,223
		161,715

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 99.92% - continued	Value

	Singapore - 2.44%
13,000	DBS Group Holdings Ltd.	$ 193,789
21,000	Singapore Airlines Ltd.	258,124
		451,913

	South Korea - 2.07%
2,120	Hana Financial Group, Inc.	103,373
12,032	LG Telecom Ltd. *	133,486
760	Samsung Fire & Marine Insurance Co., Ltd.	146,423
		383,282

	South Africa - 0.62%
8,443	MTN Group Ltd.	115,415

	Sweden - 2.00%
46,928	Telefonaktiebolaget LM Ericsson - Class B	187,926
11,147	Tele2 AB - Class B	182,473
		370,399

	Switzerland - 12.03%
8,115	ABB Ltd.	184,071
3,146	Adecco SA	243,728
28	Bank Sarasin & Cie AG	119,027
2,975	Compagnie Financiere Richemont SA	178,413
854	Nestlé SA	324,709
530	Noble Biocare Holding AG	173,193
5,609	Novartis AG	315,781
1,989	Roche Holding AG	352,814
920	Syngenta AG	179,556
1,329	Synthes, Inc.	159,293
		2,230,585

	Thailand - 1.41%
36,500	Bankkok Bank plc	128,979
185,800	Bank of Ayudhya	131,849
		260,828

	Taiwan - 1.50%
14,012	Fubon Financial Holding Co., Ltd. (b)	138,719
12,619	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	140,447
		279,166

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 99.92% - continued	Value

	United Kingdom - 15.06%
7,304	Admiral Group Plc	130,282
5,263	Anglo American plc	$ 310,986
31,023	BP plc	375,338
9,275	British American Tobacco p.l.c.	315,990
18,607	eaga PLC *	79,987
10,067	GlaxoSmithKline plc	263,592
30,866	ICAP plc	305,935
8,826	Smith & Nephew plc	109,617
9,230	Standard Chartered plc	301,864
97,172	Vodafone Group Plc	327,156
4,554	Xstrata plc	272,929
		2,793,676

	United States - 0.73%
2,197	America Movil SAB de C.V. - Class L	136,060

	TOTAL COMMON STOCKS (Cost $15,092,380)	18,530,372

	RIGHTS - 0.01%
	Veolia Unipol, 06/27/07	2,211
	Unipol Assicuraz	-

	TOTAL RIGHTS (Cost $2,174)	2,211

	MONEY MARKET SECURITIES - 0.64%
118,613	Dreyfus Cash Management, 5.207%	118,613

	TOTAL MONEY MARKET SECURITIES (Cost $118,613)	118,613

	TOTAL INVESTMENTS (Cost $15,213,167) - 100.57%	18,651,196

	Liabilities in excess of cash and other assets - (0.57)%	(105,105)

	TOTAL NET ASSETS - 100.00%	$18,546,091

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Tax Related, excluding foreign currency and forward contracts
Unrealized appreciation		$ 3,544,450
Unrealized depreciation		(106,421)
Net unrealized depreciation		$ 3,438,029

Aggregate cost of securities for income tax purposes		$ 15,213,167

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2007
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Communications	11.48%
Banking	11.24%
Healthcare	9.79%
Oil & Natural Gas	8.11%
Services	7.89%
Financial Services	6.49%
Retail	6.30%
Insurance	5.11%
Electronics	3.96%
Mining and Metals	3.90%
Food & Beverages	3.45%
Chemicals	3.09%
Motor Vehicles	2.84%
Tobacco Products	2.82%
Transportation	2.77%
Utilities	2.59%
Real Estate	2.49%
Other	2.03%
Personal Care	1.64%
Media	1.18%
Semiconductors	0.76%
Total	99.93%
Money Market	0.64%
Liabilities in excess of cash and other assets	(0.57)%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2007

(Unaudited)

Security valuation – Portfolio securities are valued as follows: (1) securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price; (2) securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (3) securities traded in the over-the-counter market that are not quoted by NASDAQ, are valued at the last sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities; (4) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market; (5) U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities; (6) securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange; (7) short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost; and (8) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

If trading in a stock is halted and does not resume before a Fund calculates its net asset value, the Fund may value the security at its fair value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short-term traders. If an event that may change the value of a security held in a Fund’s portfolio occurs after the closing of the applicable market, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the market quotation and may affect the calculation of the Fund’s net asset value. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Foreign Currency Translation - With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The International Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Tributary Income Fund
Schedule of Investments
June 30, 2007
(Unaudited)

U.S. Government Agency Bonds - 31.34%	Principal
	Amount	Value
Federal Farm Credit Bank - 1.68%

FFCB, 6.000%, 03/07/2011	$ 200,000	$ 205,237

Federal Home Loan Mortgage Corporation - 10.86%

Freddie Mac, 5.250%, 04/18/2016	750,000	741,255
Freddie Mac, 5.750%, 01/15/2012	475,000	484,629
Freddie Mac, 5.250%, 11/05/2012	100,000	98,922
		1,324,806

Federal National Mortgage Association - 18.80%

Fannie Mae, 6.250%, 02/01/2011	300,000	310,308
Fannie Mae, 5.250%, 09/15/2016	1,000,000	986,908
Fannie Mae, 6.000%, 09/25/2014	1,000,000	995,591
		2,292,807

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $3,879,953)		3,822,850

U.S. Treasury Notes - 43.69%

U.S. Treasury Note, 3.750%, 05/15/2008	400,000	395,750
U.S. Treasury Note, 4.000%, 09/30/2007	1,000,000	998,126
U.S. Treasury Note, 6.125%, 08/15/2007	1,000,000	1,000,876
U.S. Treasury Note, 3.875%, 07/31/2007	1,000,000	998,844
U.S. Treasury Note, 3.375%, 12/15/2008	700,000	684,797
U.S. Treasury Note, 3.625%, 06/30/2007	1,000,000	1,000,000
U.S. Treasury Note, 4.375%, 12/31/2007	250,000	249,434

TOTAL U.S. TREASURY NOTES (Cost $5,321,823)		5,327,827

Preferred Stock - 8.04%

Aegon N.V., 6.375%	10,000	243,600
Morgan Stanley Capital Trust VI, 6.600%	10,000	247,300
Wachovia Preferred Funding, 7.250%	10,000	266,100
Wells Fargo Capital IX, 5.625%	10,000	224,100

TOTAL PREFERRED STOCK (Cost $1,028,793)		981,100

	Shares
Money Market Securities - 16.09%

Huntington Money Market Fund, 4.460% (a)	1,961,870	1,961,870

TOTAL MONEY MARKET SECURITIES (Cost $1,961,870)		1,961,870

TOTAL INVESTMENTS (Cost $12,192,439) - 99.16%		$12,093,647

Other assets less liabilities - 0.84%		101,910

TOTAL NET ASSETS - 100.00%		$12,195,557

(a) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

Tax Related
Unrealized appreciation		$ 11,876
Unrealized depreciation		(110,668)
Net unrealized depreciation		$ (98,792)

Aggregate cost of securities for income tax purposes		$12,192,439

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund

Related Notes to the Schedule of Investments

June 30, 2007

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	8/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	8/27/07

By

__	/s/ J. Michael Landis
J. Michael Landis, Treasurer

Date	8/27/07